EQUITY (Common Stock Sold Under Securities Purchase Agreement) (Narrative) (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended		24 Months Ended	0 Months Ended	3 Months Ended				12 Months Ended		0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Sep. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Jun. 30, 2011 Common Stock Securities Purchase Agreement [Member]	Mar. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Dec. 31, 2011 Common Stock Securities Purchase Agreement [Member]	Jan. 26, 2012 Common Stock Securities Purchase Agreement [Member]	Oct. 04, 2011 Common Stock Securities Purchase Agreement [Member] Wilmington Capital Securities, LLC [Member]
Stockholders Equity Note [Line Items]
Shares issued related to financing, shares			1,112,000			8,039,281		12,545,281	6,178,572	6,178,572				6,178,572
Common stock, par value per share	$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Warrants available to purchase, shares									1,554,645							449,805
Gross proceeds					$ 1,737,250	$ 2,069,500	$ 844,500	$ 2,914,000		$ 1,730,000				$ 1,730,000
From date of issuance, exercisable period of time									5 years
Strike price of warrants									$ 0.5
Sales commission, percentage			15.00%													7.00%
Registered shares															8,183,021
Other issuance costs and expenses									33,674
Commissions and consulting	399,735	438,532		699,535	698,382											121,100
Additional expense allowance	$ 410,485	$ 271,220		$ 873,835	$ 549,059											$ 10,000